Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 568,318	$ 443,758	$ 510,128
Restricted cash		23,208	109,772
Accounts receivable, including related parties, net	455,123	253,586	562,581
Other receivables and prepaid expenses	325,595	170,831	42,631
Advances to suppliers	35,466	152,563	168,523
Inventory, net	523,111	441,098	499,252
Total current assets	1,971,635	1,497,444	1,975,989
Property and equipment, net	1,644,611	1,679,675	1,971,793
Intangible assets, net	5,144	3,917	1,269
Long term prepaid expense	4,214
Deferred tax asset			15,556
Security deposit	214	84,508	86,992
Operating lease right-of-use assets	2,022,758	1,576,814	999,285
Goodwill, net
Total assets	5,648,576	4,842,358	5,050,884
Current liabilities
Unearned revenue	385,960	172,753	139,502
Taxes payable	111,352	49,249	104,100
Accrued liabilities and other payables	2,384,396	2,163,066	2,356,490
Government grant	934,066	923,238	950,371
Loan from third parties	85,499	84,508	86,992
Operating lease liabilities	136,001	864,519	883,583
Total current liabilities	6,856,756	5,964,450	5,322,347
Operating lease liabilities - non-current	1,794,500	789,489	194,725
Total liabilities	8,651,256	6,753,939	5,517,072
Stockholders’ deficit
Undesignated preferred stock, $0.001 par value, 20,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 24,999,834 shares issued and outstanding as of September 30, 2024 and December 31, 2023	250	250	250
Additional paid in capital	15,254,078	14,975,423	14,458,583
Statutory reserve	151,988	151,988	151,988
Accumulated deficit	(18,546,961)	(17,220,392)	(15,249,858)
Accumulated other comprehensive income	137,965	181,150	172,849
Total stockholders’ deficit	(3,002,680)	(1,911,581)	(466,188)
Total liabilities and stockholders’ deficit	5,648,576	4,842,358	5,050,884
Related Party [Member]
Current assets
Due from related parties	64,022	12,400	83,102
Current liabilities
Accounts payable		1,776	165,958
Due to related parties	2,093,815	1,226,885	236,882
Nonrelated Party [Member]
Current liabilities
Accounts payable	$ 725,667	$ 478,456	$ 398,469